Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Deficit [Abstract]
Schedule of warrant activity
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	108,922	$38.25	6.85	$304,799
Granted	246,024	7.65	5.20	-
Forfeited	(554)	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2022	354,392	$17.0	5.45	-

Exercisable, September 30, 2022	90,719	$32.3	6.83	-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	5,908	$48.45	3.98	$201,125
Granted	41,540	86.7	3.90	150,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	47,448	$82.45	3.39	$351,125
Granted	70,332	16.15	9.52	304,799
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(8,858)	102.0	1.73	-
Balance Outstanding, December 31, 2021	108,922	$38.25	6.85	$304,799

Exercisable, December 31, 2021	108,922	$27.2	6.85	$304,799

Schedule of option activity
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2021	138,275	$30.6	9.47	$196,825
Granted	316,168	11.05	5.00	-
Forfeited	(5,602)	17.85	9.20	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, September 30, 2022	448,841	$17.0	6.15	-

Exercisable, September 30, 2022	415,819	$17.0	5.98	-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2019	11,765	$63.75	9.05	$150,000
Granted	9,412	$63.75	10.00	120,000
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2020	21,177	$63.75	8.51	$270,000
Granted	118,007	25.50	9.82	196,825
Forfeited	(909)	127.50	9.12
Exercised
Expired
Balance Outstanding, December 31, 2021	138,275	$30.6	9.47	$196,825

Exercisable, December 31, 2021	76,908	$18.7	9.14	$-